NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 1 - NATURE OF BUSINESS

Thunder Energies Corporation (“we”, “us”, “our”, “TEC” or the “Company”) was incorporated in the State of Florida on April 21, 2011. On May 1, 2014, the Company filed with the Florida Secretary of State, Articles of Amendment to its Articles of Incorporation (the “Amendment”) which changed the name of the Company from Thunder Fusion Corporation to Thunder Energies Corporation. The Amendment also changed the principal office address of the Company to 1444 Rainville Road, Tarpon Springs, Florida 34689.

The business of Thunder Energies Corporation ("TEC") is focused, depending on funding, on the manufacturing, sale and service of three new cutting edge technologies (patents and trademarks pending): the new Santilli telescopes with concave lenses; the new hadronic reactors for the synthesis of the neutron from the hydrogen gas, and the new HyperFurnaces for the full combustion of fossil fuels. As we are a development stage company, we have not yet generated any revenue from the assets that were recently assigned to and acquired by the Company, including the Hadronic reactors.

Thunder Energies Corporation (“we”, “us”, “our”, “TEC” or the “Company”) was incorporated in the State of Florida on April 21, 2011. Since inception, the Company has been engaged in organizational efforts and obtaining initial financing. The Company was formed as a vehicle to pursue a business combination and had made no efforts to identify a possible business combination. The business purpose of the Company has been to seek the acquisition of or merger with, an existing company. The Company year-end was changed to December 31 upon a change in control.

On July 29, 2013, the Company filed with the Florida Secretary of State, Articles of Amendment to its Articles of Incorporation (the “Amendment”) which changed the name of the Company from CCJ Acquisition Corp. to Thunder Fusion Corporation. The Amendment also changed the principal office address of the Company to 150 Rainville Road, Tarpon Springs, Florida 34689. On May 1, 2014, the Company filed with the Florida Secretary of State, Articles of Amendment to its Articles of Incorporation (the “Amendment”) which changed the name of the Company from Thunder Fusion Corporation to Thunder Energies Corporation. The Amendment also changed the principal office address of the Company to 1444 Rainville Road, Tarpon Springs, Florida 34689.

Description of Business, Principal Products, Services

The business of Thunder Energies Corporation ("TEC") is focused on the development of a new clean combustion of fossil fuels (oil, diesel, coal, etc.) with controlled minimal contaminants in the exhaust. Our business objective is achieved via new forms of processing fossil fuels, new additives to the combustion and the assistance of a high voltage electric discharges (patents pending) that burn combustible contaminants in fossil fuel exhaust while providing added on clean energy. The expected principal product, depending on funding, is a new type of furnace for the clean combustion of fossil fuel available in any desired size for any type of energy application, from home heating to large plants for the clean production of electricity. The expected services are to be rendered by providing technical assistance to the market consisting of existing fossil fuel electric power plants for their decrease of pollutants in the exhaust and their verification of EPA regulations on the release of contaminants in the atmosphere. A prototype new furnace is expected to be available within one year following the availability of the necessary funds. As we are a development stage company, we have not yet generated any revenue from the assets that were recently assigned to and acquired by the Company, including the Hadronic reactors. The Hadronic reactors have been utilized to test and confirm the technology for ultimate inclusion in the new furnaces. Thunder Energies Corp. is a developer of new technologies that are being brought to market by three divisions: 1) Division of Optical Instruments (TEC-DOI); 2) Division of Nuclear Instruments (TEC-DNI); and 3) Division of Fuel Combustion (TEC--DFC). All intellectual properties, including patents, patent applications, domain names, copyrights, know how, etc., are exclusively and irrevocably owned by Thunder Energies Corp. without any royalty payments. Out of the three divisions, TEC-DOE has initiated production and sale of pairs of Galileo and Santilli telescopes with 70 mm, 100 mm, and 150 mm. The remaining two divisions are expecting funding for their commercialization.